Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Acquisitions
Acquisitions

NOTE 5. ACQUISITIONS

AMS

On June 17, 2011 (the AMS Acquisition Date), the Company completed its acquisition of all outstanding shares of common stock of AMS for approximately $2.4 billion in aggregate consideration, including $71.6 million related to existing AMS stock-based compensation awards and certain other amounts, at which time AMS became a wholly-owned subsidiary of the Company. AMS' shares were purchased at a price of $30.00 per share.

AMS is a worldwide developer and provider of technology solutions to physicians treating men's and women's pelvic health conditions. The AMS business and applicable services include:

Men's Health.

AMS supplies surgical solutions for the treatment of male urinary incontinence, the involuntary release of urine from the body. The fully implantable AMS 800® system includes an inflatable urethral cuff to restrict flow through the urethra and a control pump that allows the patient to discreetly open the cuff when he wishes to urinate. Since 2000, AMS has also been selling the InVance® sling system, a less-invasive procedure for men with moderate incontinence, and in 2007, AMS released the AdVance® sling system for the treatment of mild to moderate stress urinary incontinence. AMS also offers the UroLume® endoprosthesis stent as a less invasive procedure for patients who may not be good surgical candidates, as well as for men suffering from bulbar urethral strictures.

AMS also supplies penile implants to treat erectile dysfunction, the inability to achieve or maintain an erection sufficient for sexual intercourse, with a series of semi-rigid malleable prostheses and a complete range of more naturally functioning inflatable prostheses, including the AMS 700® MS. AMS has refined its implants over the years with improvements to the AMS 700® series of inflatable prostheses, including the AMS 700 LGX® and the MS Pump®. Another key factor that distinguishes AMS's products is the use of the InhibiZone® antibiotic coating, which received FDA approval in July 2009 for our product claim that InhibiZone® reduces the rate of revision surgery due to surgical infections.

Women's Health.

AMS offers a broad range of systems, led by Monarc® and MiniArc®, to treat female stress urinary incontinence, which generally results from a weakening of the tissue surrounding the bladder and urethra which can be a result of pregnancy, childbirth and aging. Monarc® incorporates unique helical needles to place a self-fixating, sub-fascial hammock through the obturator foramin. AMS's MiniArc® Single-Incision Sling for stress incontinence was released in 2007 and requires just one incision to surgically place a small sling under the urethra, which minimizes tissue disruption and potential for blood loss, thereby allowing the procedure to be done with less anesthesia on an outpatient basis. In 2010, AMS launched the MiniArc PreciseTM, which is designed to enhance the ease and accuracy of placement of the MiniArc® device.

AMS also offers solutions for pelvic floor prolapse and other pelvic floor disorders, which may be caused by pregnancy, labor, and childbirth. In 2008, AMS introduced the Elevate® transvaginal pelvic floor repair system, with no external incisions. Using an anatomically designed needle and self-fixating tips, Elevate® allows for safe, simple and precise mesh placement through a single vaginal incision. The posterior system was launched in 2008 and the anterior system was launched in 2009.

BPH Therapy.

AMS's products can be used to relieve restrictions on the normal flow of urine from the bladder caused by bladder obstructions, generally the result of benign prostatic hyperplasia (BPH) or bulbar urethral strictures. AMS offers men experiencing a physical obstruction of the prostatic urethra an alternative to a transurethral resection of the prostate (TURP), with the GreenLightTM photovaporization of the prostate. This laser therapy is designed to reduce the comorbidities associated with TURP. AMS's GreenLightTM XPS and MoXyTM Liquid Cooled Fiber provide shorter treatment times with similar long-term results compared to other laser systems. The GreenLightTM laser system offers an optimal laser beam that balances vaporization of tissue with coagulation to prevent blood loss and providing enhanced surgical control compared to other laser systems. AMS also offers the StoneLight® laser and SureFlexTM fiber optics for the treatment of urinary stones. StoneLight® is a lightweight and portable 15-watt holmium laser that offers the right amount of power to effectively fragment most urinary stones. The SureFlexTM fiber optic line is engineered to deliver more energy safely and effectively, even under maximum scope deflection, for high performance holmium laser lithotripsy.

AMS's TherMatrx® product is designed for those men not yet to the point of urethral obstruction, but for whom symptomatic relief is desired. It is a less-invasive tissue ablation technique that can be performed in a physician's office using microwave energy delivered to the prostate.

The acquisition of AMS provides Endo scale in its Devices and Services business segment, and the combination of AMS with Endo's existing platform will provide additional cost-effective solutions across the entire urology spectrum.

The operating results of AMS from and including June 18, 2011 are included in the accompanying Condensed Consolidated Statements of Operations. The Condensed Consolidated Balance Sheet as of June 30, 2011 reflects the acquisition of AMS.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the AMS Acquisition Date (in thousands):

June 17, 2011
Cash and cash equivalents	$47,289
Commercial paper	71,000
Accounts receivable	73,868
Other receivables	791
Inventories	75,525
Prepaid expenses and other current assets	7,133
Income taxes receivable	11,179
Deferred income taxes	15,360
Property and equipment	57,372
Other intangible assets	1,390,000
Other assets	4,581

Total identifiable assets	$1,754,098

Accounts payable	$9,437
Accrued expenses	45,648
Deferred income taxes	507,019
Long-term debt	520,012
Other liabilities	23,578

Total liabilities assumed	$1,105,694

Net identifiable assets acquired	$648,404
Goodwill	$1,752,427

Net assets acquired	$2,400,831

The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the AMS Acquisition Date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values but the Company is waiting for additional information necessary to finalize those amounts, particularly with respect to the estimated fair value of intangible assets, property and equipment, contingent assets and liabilities, and deferred income taxes. Thus, the provisional measurements of fair value reflected are subject to change. Such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the AMS Acquisition Date.

The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in millions)	Amortization Period (in years)
Customer Relationships:
Men's Health	$97.0	17
Women's Health	49.0	15
BPH	26.0	13

Total	$172.0	16

Developed Technology:
Men's Health	$690.0	18
Women's Health	230.0	9
BPH	161.0	18

Total	$1,081.0	16

In Process Research & Development:
Oracle	$22.0	n/a
Genesis	14.0	n/a
TOPAS	8.0	n/a
Other	22.0	n/a

Total	$66.0	n/a

Tradename:
AMS	$59.0	n/a
GreenLight	12.0	15

Total	$71.0	n/a

Total other intangible assets	$1,390.0	n/a

The fair value of the developed technology, in-process research and development and customer relationship assets were estimated using a discounted present value income approach. Under this method, an intangible asset's fair value is equal to the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, the Company used cash flows discounted at rates considered appropriate given the inherent risks associated with each type of asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. The fair value of the AMS and GreenLight tradenames were estimated using an income approach, specifically known as the relief from royalty method. The relief from royalty method is based on a hypothetical royalty stream that would be received if the Company were to license the AMS or GreenLight tradename. Thus, we derived the hypothetical royalty income from the projected revenues of AMS and GreenLight products, respectively. Cash flows were assumed to extend through the remaining economic useful life of each class of intangible asset.

The $1,752.4 million of goodwill was assigned to our Devices and Services segment. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across the entire urology spectrum, expected corporate synergies, the assembled workforce of AMS and other factors. Approximately $13.2 million of goodwill is expected to be deductible for income tax purposes.

Deferred tax assets of $15.4 million are related primarily to federal net operating loss and credit carryforwards of AMS and its subsidiaries. Deferred tax liabilities of $507.0 million are related primarily to the difference between the book basis and tax basis of identifiable intangible assets.

The Company recognized $21.1 million and $23.3 million of AMS acquisition-related costs that were expensed during the three and six months ended June 30, 2011, respectively. These costs are included in Acquisition-related items in the accompanying Condensed Consolidated Statements of Operations and are comprised of the following items (in thousands):

	Acquisition-related Costs	Acquisition-related Costs
	Three months ended June 30, 2011	Six months ended June 30, 2011
Bank fees	$16,070	$16,070
Legal, separation, integration, and other costs	5,058	7,194

Total	$21,128	$23,264

The amounts of revenue and net income of AMS included in the Company's Condensed Consolidated Statements of Operations from and including June 18, 2011 to June 30, 2011 are as follows (in thousands, except per share data):

Revenue and Income included in the Condensed Consolidated Statements of Operations from and including June 18, 2011 to June 30, 2011
Revenue	$26,812
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$2,094
Basic net income per share	$0.02
Diluted net income per share	$0.02

The following supplemental pro forma information presents the financial results as if the acquisition of AMS had occurred on January 1, 2010 for the three and six months ended June 30, 2011 and 2010. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010, nor are they indicative of any future results.

	Three months ended June 30, 2011	Six months ended June 30, 2011
Pro forma consolidated results (in thousands, except per share data):
Revenue	$705,119	$1,406,013
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$14,810	$89,740
Basic net income per share	$0.13	$0.77
Diluted net income per share	$0.12	$0.74

	Three months ended June 30, 2010	Six months ended June 30, 2010
Pro forma consolidated results (in thousands, except per share data):
Revenue	$532,939	$1,032,585
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$26,925	$56,385
Basic net income per share	$0.23	$0.48
Diluted net income per share	$0.23	$0.48

These amounts have been calculated after applying the Company's accounting policies and adjusting the results of AMS to reflect factually supportable adjustments that give effect to events that are directly attributable to the AMS Acquisition, including the borrowing under the 2011 Credit Facility, 2019 Notes, and 2022 Notes as well as the additional depreciation and amortization that would have been charged assuming the fair value adjustments primarily to property, plant and equipment, inventory, and intangible assets, had been applied on January 1, 2010, together with the consequential tax effects.

Qualitest

On November 30, 2010 (the Qualitest Acquisition Date), Endo completed its acquisition of all of the issued and outstanding capital stock of Generics International (US Parent), Inc. (Qualitest) from an affiliate of Apax Partners, L.P. for approximately $769.4 million. In addition, Endo paid $406.8 million to retire Qualitest's outstanding debt and related interest rate swap on November 30, 2010. In connection with the Qualitest acquisition, $108 million of the purchase price was placed into two separate escrow accounts. One of the escrow accounts is $8 million and will be used to fund any working capital adjustments, as defined in the Qualitest Stock Purchase Agreement. We expect this escrow to be settled in 2011. There is also a $100 million escrow account that will be used to fund all claims arising out of or related to the Qualitest acquisition.

In connection with the $100 million escrow account, to the extent that we are able to realize tax benefits for costs that are funded by the escrow account, we will be required to share these tax benefits with Apax.

Qualitest is a manufacturer and distributor of generic drugs and over-the-counter pharmaceuticals throughout the United States. Qualitest's product portfolio is comprised of 175 product families in various forms including tablets, capsules, creams, ointments, suppositories, and liquids. This acquisition has enabled us to gain critical mass in our generics business while strengthening our pain portfolio through a larger breadth of product offerings.

The operating results of Qualitest from November 30, 2010 are included in the accompanying Condensed Consolidated Statements of Operations. The Consolidated Balance Sheet as of June 30, 2011 and December 31, 2010 reflect the acquisition of Qualitest, effective November 30, 2010, the date the Company obtained control of Qualitest.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the Qualitest Acquisition Date (in thousands):

	November 30, 2010 (As initially reported)	Measurement period adjustments	November 30, 2010 (As adjusted)
Cash and cash equivalents	$21,828	$—	$21,828
Accounts receivable	93,228	—	93,228
Other receivables	1,483	—	1,483
Inventories	95,000	—	95,000
Prepaid expenses and other current assets	2,023	(121)	1,902
Deferred income taxes	63,509	4,817	68,326
Property, Plant and equipment	135,807	—	135,807
Other intangible assets	843,000	(7,000)	836,000

Total identifiable assets	$1,255,878	$(2,304)	$1,253,574

Accounts payable	$27,422	$—	$27,422
Accrued expenses	55,210	3,466	58,676
Deferred income taxes	207,733	(2,468)	205,265
Long-term debt	406,758	—	406,758
Other liabilities	9,370	—	9,370

Total liabilities assumed	$706,493	$998	$707,491

Net identifiable assets acquired	$549,385	$(3,302)	$546,083
Goodwill	$219,986	$3,302	$223,288

Net assets acquired	$769,371	$—	$769,371

The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the Qualitest Acquisition Date. The Company believes that information provides a reasonable basis for estimating the fair values but the Company is waiting for additional information necessary to finalize those amounts, particularly with respect to intangible assets, certain liabilities and deferred income taxes. Thus, the provisional measurements of fair value reflected are subject to change. Such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the Qualitest Acquisition Date.

The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in millions)	Amortization Period (in years)
Developed Technology:
Hydrocodone and acetaminophen	$119.0	17
Oxycodone and acetaminophen	30.0	17
Promethazine	46.0	16
Isosorbide Mononitrate ER	42.0	16
Multi Vitamins	38.0	16
Trazodone	17.0	16
Butalbital, acetaminophen, and caffeine	25.0	16
Triprevifem	16.0	13
Spironolactone	13.0	17
Hydrocortisone	34.0	16
Hydrochlorothiazide	16.0	16
Controlled Substances	52.0	16
Oral Contraceptives	8.0	13
Others	162.0	17

Total	$618.0	16

In Process Research & Development:
Generics portfolio with anticipated 2011 launch	$63.0	n/a
Generics portfolio with anticipated 2012 launch	30.0	n/a
Generics portfolio with anticipated 2013 launch	17.0	n/a
Generics portfolio with anticipated 2014 launch	88.0	n/a

Total	$198.0	n/a

Tradename:
Qualitest tradename	$20.0	15

Total	$20.0	15

Total other intangible assets	$836.0	n/a

The fair value of the developed technology assets and in-process research and development assets were estimated using an income approach. Under this method, an intangible asset's fair value is equal to the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, the Company used probability-weighted cash flows discounted at rates considered appropriate given the inherent risks associated with each type of asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. Cash flows were generally assumed to extend through the shorter of the patent or estimated useful life of the developed technology or in-process research and development asset. The fair value of the Qualitest Tradename was estimated using an income approach, specifically known as the relief from royalty method. The relief from royalty method is based on a hypothetical royalty stream that would be received if the Company were to license the Qualitest Tradename. Thus, we derived the hypothetical royalty income from the projected revenues of Qualitest.

The $223.3 million of goodwill was assigned to our Generics segmenat. The goodwill recognized is attributable primarily to expected purchasing, manufacturing and distribution synergies as well as their assembled workforce. Approximately $170.4 million of goodwill is expected to be deductible for income tax purposes.

Deferred tax assets of $68.3 million are related primarily to federal and state net operating loss and credit carryforwards of Qualitest and its subsidiaries. Deferred tax liabilities of $205.3 million are related primarily to the difference between the book basis and tax basis of identifiable intangible assets.

The Company recognized $1.4 million and $4.6 million of Qualitest acquisition-related costs that were expensed during the three and six months ended June 30, 2011, respectively. These costs are included in Acquisition-related items in the accompanying Condensed Consolidated Statements of Operations and are comprised of the following items (in thousands):

	Acquisition-related Costs
	Three months ended June 30, 2011	Six months ended June 30, 2011
Bank fees	$—	$—
Legal, separation, integration, and other costs	1,353	4,594

Total	$1,353	$4,594

The following supplemental pro forma information presents the financial results as if the acquisition of Qualitest had occurred on January 1, 2010 for the three and six months ended June 30, 2010. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010, nor are they indicative of any future results.

	Three months ended June 30, 2010	Six months ended June 30, 2010
Pro forma consolidated results (in thousands, except per share data):
Revenue	$481,382	$926,193
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$50,004	$109,787
Basic net income per share	$0.43	$0.94
Diluted net income per share	$0.43	$0.94

These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Qualitest to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments primarily to property, plant and equipment and intangible assets, had been applied on January 1, 2010, together with the consequential tax effects.

Penwest Pharmaceuticals Co.

On September 20, 2010 (the Penwest Acquisition Date), the Company completed its tender offer for the outstanding shares of common stock of Penwest, at which time Penwest became a majority-owned subsidiary of the Company. On November 4, 2010, we closed this acquisition immediately following a special meeting of shareholders of Penwest at which they approved the merger. We paid approximately $171.8 million in aggregate cash consideration. Penwest is now our wholly-owned subsidiary.

This transaction contributes to Endo's core pain management franchise and permits us to maximize the value of our oxymorphone franchise.

The operating results of Penwest from September 20, 2010 are included in the accompanying Condensed Consolidated Statements of Operations. The Condensed Consolidated Balance Sheets as of June 30, 2011 and December 31, 2010 reflect the acquisition of Penwest, effective September 20, 2010, the date the Company obtained control of Penwest.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the Penwest Acquisition Date (in thousands):

	September 20, 2010 (As initially reported)	Measurement period adjustments	September 20, 2010 (As adjusted)
Cash and cash equivalents	$22,343	$—	$22,343
Marketable securities	800	—	800
Accounts receivable	10,885	(19)	10,866
Other receivables	132	(1)	131
Inventories	396	11	407
Prepaid expenses and other current assets	716	(223)	493
Deferred income taxes	27,175	3,003	30,178
Property and equipment	1,115	(200)	915
Other intangible assets	111,200	—	111,200
Other assets	2,104	—	2,104

Total identifiable assets	$176,866	$2,571	$179,437

Accounts payable	$229	$—	$229
Income taxes payable	347	(187)	160
Penwest shareholder liability	20,815	(20,815)	—
Accrued expenses	1,455	87	1,542
Deferred income taxes	39,951	379	40,330
Other liabilities	4,403	118	4,521

Total liabilities assumed	$67,200	$(20,418)	$46,782

Net identifiable assets acquired	$109,666	$22,989	$132,655
Goodwill	$37,952	$1,159	$39,111

Net assets acquired	$147,618	$24,148	$171,766

The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the Penwest Acquisition Date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values but the Company is waiting for additional information necessary to finalize those amounts, particularly with respect to intangible assets and deferred taxes. Thus, the provisional measurements of fair value reflected are subject to change. Such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the Penwest Acquisition Date.

The valuation of the intangible assets acquired and related amortization periods are as follows (in millions):

	Valuation	Amortization Period (in years)
In Process Research & Development:
Otsuka	$5.5	n/a
A0001	1.6	n/a

Total	$7.1	n/a

Developed Technology:
Opana® ER	$104.1	10

Total	$104.1	10

Total other intangible assets	$111.2	n/a

The fair values of the in-process research and development assets and developed technology asset were estimated using an income approach. To calculate fair value, the Company used probability-weighted cash flows discounted at rates considered appropriate given the inherent risks associated with the asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. Cash flows were generally assumed to extend through the shorter of the patent or estimated useful life of our developed technology or in-process research and development asset.

The $39.1 million of goodwill was assigned to our Branded Pharmaceuticals segment. The goodwill recognized is attributable primarily to the control premium associated with our oxymorphone franchise and other factors. None of the goodwill is expected to be deductible for income tax purposes.

Deferred tax assets of $30.2 million are related primarily to federal net operating loss and credit carryforwards of Penwest. Deferred tax liabilities of $40.3 million are related primarily to the difference between the book basis and tax basis of the identifiable intangible assets.

The Company recognized $0.2 million of Penwest acquisition-related costs that were expensed during the three and six months ended June 30, 2011. These costs are included in Acquisition-related items in the accompanying Condensed Consolidated Statements of Operations.

Due to the pro forma impacts of eliminating the pre-existing intercompany royalties between Penwest and Endo, which were determined to be at fair value, we have not provided supplemental pro forma information as amounts are not material to the Condensed Consolidated Statements of Operations. We have also considered the impacts of Penwest, since the date we obtained a majority interest, on our Consolidated Statement of Operations and concluded amounts were not material.

HealthTronics, Inc.

On July 2, 2010 (the HealthTronics Acquisition Date), the Company completed its initial tender offer for all outstanding shares of common stock of HealthTronics and obtained effective control of HealthTronics. On July 12, 2010, Endo completed its acquisition of HealthTronics for approximately $214.8 million in aggregate cash consideration for 100% of the outstanding shares, at which time HealthTronics became a wholly-owned subsidiary of the Company. HealthTronics' shares were purchased at a price of $4.85 per HealthTronics Share. In addition, Endo paid $40 million to retire HealthTronics debt that had been outstanding under its Senior Credit Facility. As a result of the acquisition, the HealthTronics Senior Credit Facility was terminated.

HealthTronics is a provider of healthcare services and manufacturer of medical devices, primarily for the urology community. The HealthTronics business and applicable services include:

Lithotripsy services.

HealthTronics provides lithotripsy services, which is a medical procedure where a device called a lithotripter transmits high energy shockwaves through the body to break up kidney stones. Lithotripsy services are provided principally through limited partnerships and other entities that HealthTronics manages, which use lithotripters. In 2010, physician partners used our lithotripters to perform approximately 50,000 procedures in the U.S. While the physicians render medical services, HealthTronics does not. As the general partner of limited partnerships or the manager of other types of entities, HealthTronics also provide services relating to operating its lithotripters, including scheduling, staffing, training, quality assurance, regulatory compliance, and contracting with payors, hospitals, and surgery centers.

Prostate treatment services.

HealthTronics provides treatments for benign and cancerous conditions of the prostate. In treating benign prostate disease, HealthTronics deploys three technologies in a number of its partnerships above: (1) photo-selective vaporization of the prostate (PVP), (2) trans-urethral needle ablation (TUNA), and (3) trans-urethral microwave therapy (TUMT). All three technologies apply an energy source which reduces the size of the prostate gland. For treating prostate and other cancers, HealthTronics uses a procedure called cryosurgery, a process which uses lethal ice to destroy tissue such as tumors for therapeutic purposes. In April 2008, HealthTronics acquired Advanced Medical Partners, Inc., which significantly expanded its cryosurgery partnership base. In July 2009, HealthTronics acquired Endocare, Inc., which manufactures both the medical devices and related consumables utilized by its cryosurgery operations and also provides cryosurgery treatments. The prostate treatment services are provided principally by using equipment that HealthTronics leases from limited partnerships and other entities that HealthTronics manages. Benign prostate disease and cryosurgery cancer treatment services are billed in the same manner as its lithotripsy services under either retail or wholesale contracts. HealthTronics also provides services relating to operating the equipment, including scheduling, staffing, training, quality assurance, regulatory compliance, and contracting.

Radiation therapy services.

HealthTronics provides image guided radiation therapy (IGRT) technical services for cancer treatment centers. Its IGRT technical services may relate to providing the technical (non-physician) personnel to operate a physician practice group's IGRT equipment, leasing IGRT equipment to a physician practice group, providing services related to helping a physician practice group establish an IGRT treatment center, or managing an IGRT treatment center.

Anatomical pathology services.

HealthTronics provides anatomical pathology services primarily to the urology community. HealthTronics has one pathology lab located in Georgia, which provides laboratory detection and diagnosis services to urologists throughout the United States. In addition, in July 2008, HealthTronics acquired Uropath LLC, now referred to as HealthTronics Laboratory Solutions, which managed pathology laboratories located at Uropath sites for physician practice groups located in Texas, Florida and Pennsylvania. Through HealthTronics Laboratory Solutions, HealthTronics continues to provide administrative services to in-office pathology labs for practice groups and pathology services to physicians and practice groups with its lab equipment and personnel at the HealthTronics Laboratory Solutions laboratory sites.

Medical products manufacturing, sales and maintenance.

HealthTronics manufactures and sells medical devices focused on minimally invasive technologies for tissue and tumor ablation through cryoablation, which is the use of lethal ice to destroy tissue, such as tumors, for therapeutic purposes. HealthTronics develops and manufactures these devices for the treatment of prostate and renal cancers and our proprietary technologies also have applications across a number of additional markets, including the ablation of tumors in the lung, liver metastases and palliative intervention (treatment of pain associated with metastases). HealthTronics manufactures the related spare parts and consumables for these devices. HealthTronics also sells and maintains lithotripters and related spare parts and consumables.

The acquisition of HealthTronics reflects Endo's desire to continue expanding our business beyond pain management into complementary medical areas where HealthTronics can be innovative and competitive. We believe this expansion will enable us to be a provider of multiple healthcare solutions and services that fill critical gaps in patient care.

The operating results of HealthTronics from July 2, 2010 are included in the accompanying Condensed Consolidated Statements of Operations. The Condensed Consolidated Balance Sheets as of June 30, 2011 and December 31, 2010 reflect the acquisition of HealthTronics, effective July 2, 2010, the date the Company obtained control of HealthTronics.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the HealthTronics Acquisition Date (in thousands):

	July 2, 2010 (As initially reported)	Measurement period adjustments	July 2, 2010 (As Adjusted)
Cash and cash equivalents	$6,769	$—	$6,769
Accounts receivable	33,111	277	33,388
Other receivables	1,006	—	1,006
Inventories	12,399	—	12,399
Prepaid expenses and other current assets	5,204	—	5,204
Deferred income taxes	43,737	2,752	46,489
Property and equipment	30,687	—	30,687
Other intangible assets	65,866	7,258	73,124
Other assets	5,210	—	5,210

Total identifiable assets	$203,989	$10,287	$214,276

Accounts payable	$3,084	$—	$3,084
Accrued expenses	11,551	8,959	20,510
Deferred income taxes	20,377	1,999	22,376
Long-term debt	44,751	(1,291)	43,460
Other liabilities	1,434	351	1,785

Total liabilities assumed	$81,197	$10,018	$91,215

Net identifiable assets acquired	$122,792	$269	$123,061
Noncontrolling interests	$(60,119)	$(3,108)	$(63,227)
Goodwill	$152,170	$2,839	$155,009

Net assets acquired	$214,843	$—	$214,843

The above estimated fair values of assets acquired and liabilities assumed are based on the information that was available as of the HealthTronics Acquisition Date. As of June 30, 2011, our measurement period adjustments are complete.

The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in millions)	Amortization Period (in years)
Endocare Developed Technology	$46.3	10
HealthTronics Tradename	14.6	15
Service Contract	12.2	n/a

Total	$73.1	n/a

The fair value of the developed technology asset was estimated using a discounted present value income approach. Under this method, an intangible asset's fair value is equal to the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, the Company used probability-weighted cash flows discounted at rates considered appropriate given the inherent risks associated with each type of asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. Cash flows were assumed to extend through the patent life of the purchased technology. The fair value of the HealthTronics Tradename was estimated using an income approach, specifically known as the relief from royalty method. The relief from royalty method is based on a hypothetical royalty stream that would be received if the Company were to license the HealthTronics Tradename. Thus, we derived the hypothetical royalty income from the projected revenues of HealthTronics' services.

HealthTronics has investments in partnerships and limited liability companies (LLCs) where we, as the general partner or managing member, exercise effective control. Accordingly, we consolidate various entities where we do not own 100% of the entity in accordance with the accounting consolidation principles. As a result, we are required to fair value the noncontrolling interests as part of our purchase price allocation. To calculate fair value, the Company used historical transactions which represented Level 2 data points within the fair value hierarchy to calculate applicable multiples of each respective noncontrolling interest in the partnerships and LLCs.

The $155.0 million of goodwill was assigned to our Devices and Services segment. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across the HealthTronics network of urology partnerships, expected corporate synergies, the assembled workforce of HealthTronics and other factors. Approximately $33.6 million of goodwill is expected to be deductible for income tax purposes.

Deferred tax assets of $46.5 million are related primarily to federal net operating loss and credit carryforwards of HealthTronics and its subsidiaries. Deferred tax liabilities of $22.4 million are related primarily to the difference between the book basis and tax basis of identifiable intangible assets.

The Company recognized $1.5 million and $2.9 million of HealthTronics acquisition-related costs that were expensed during the three and six months ended June 30, 2011, respectively. These costs are included in Acquisition-related items in the accompanying Condensed Consolidated Statements of Operations and are comprised of the following items (in thousands):

	Acquisition-related Costs
	Three months ended June 30, 2011	Six months ended June 30, 2011
Bank fees	$—	$—
Legal, separation, integration, and other costs	1,511	2,861

Total	$1,511	$2,861

The following supplemental pro forma information presents the financial results as if the acquisition of HealthTronics had occurred on January 1, 2010 for the three and six months ended June 30, 2010. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010, nor are they indicative of any future results.

	Three months ended June 30, 2010	Six months ended June 30, 2010
Pro forma consolidated results (in thousands, except per share data):
Revenue	$446,824	$859,625
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$53,455	$115,163
Basic net income per share	$0.46	$0.99
Diluted net income per share	$0.46	$0.98

These amounts have been calculated after applying the Company's accounting policies and adjusting the results of HealthTronics to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments primarily to property, plant and equipment, and intangible assets, had been applied on January 1, 2010, together with the consequential tax effects.

NOTE 5. ACQUISITIONS

Indevus Pharmaceuticals, Inc.

On February 23, 2009 (the Indevus Acquisition Date), the Company completed its initial tender offer (the Offer) for all outstanding shares of common stock of Indevus. Through purchases in subsequent offer periods, the exercise of a top-up option and a subsequent merger (the Merger), the Company completed its acquisition of Indevus on March 23, 2009, at which time Indevus became a wholly-owned subsidiary of the Company. The Indevus Shares were purchased at a price of $4.50 per Indevus Share, net to the seller in cash, plus contractual rights to receive up to an additional $3.00 per Indevus Share in contingent cash consideration payments, pursuant to the terms of the Agreement and Plan of Merger, dated as of January 5, 2009. Accordingly, the Company paid approximately $368 million in aggregate initial cash consideration for the Indevus Shares and entered into the AveedTM Contingent Cash Consideration Agreement and the Octreotide Contingent Cash Consideration Agreement (each as defined in the Merger Agreement), providing for the payment of up to an additional $3.00 per Indevus Share in contingent cash consideration payments, in accordance with the terms of the Offer. The total cost to acquire all outstanding Indevus Shares pursuant to the Offer and the Merger could be up to an additional approximately $267 million, if Endo is obligated to pay the maximum amounts under the AveedTM Contingent Cash Consideration Agreement and the Octreotide Contingent Cash Consideration Agreement.

Indevus was a specialty pharmaceutical company engaged in the acquisition, development, and commercialization of products to treat conditions in urology, endocrinology and oncology. Following the completion of the Merger, Indevus was renamed Endo Pharmaceuticals Solutions Inc.

Approved products assumed in the acquisition included Sanctura® (trospium chloride) and Sanctura XR® (trospium chloride extended release capsules) for the treatment of overactive bladder (OAB); Supprelin® LA (histrelin acetate) for treating central precocious puberty (CPP); Vantas® (histrelin) for the palliative treatment of advanced prostate cancer; Delatestryl® (testosterone enanthate) for the treatment of male hypogonadism; Hydron® Implant utilized as a drug delivery device providing for a sustained release of a broad spectrum of drugs continuously and Valstar® (valrubicin) for therapy of bacillus Calmette-Guerin (BCG)-refractory carcinoma in situ (referred to as CIS) of the bladder.

Primary development products include the following:

•

AveedTM (testosterone undecanoate) is expected to be the first long-acting injectable testosterone preparation available in the U.S. for the treatment of male hypogonadism in the growing market for testosterone replacement therapies. AveedTM had historically been referred to as Nebido® which the Company acquired the U.S. rights to from Schering AG, Germany, in July 2005. On May 6, 2009, we received notice from the FDA that Nebido® was unacceptable as a proprietary name for testosterone undecanoate. In August 2009, we received approval from FDA to use the name AveedTM. The contingent cash consideration agreement relating to the product, which we have historically referred to as the Nebido® Contingent Cash Consideration Agreement, will now be referred to as the AveedTM Contingent Cash Consideration Agreement throughout this Report. On December 2, 2009, we received a complete response letter from the FDA regarding AveedTM in response to our March 2009 complete response submission. In the complete response letter, the FDA has requested information from Endo to address the agency's concerns regarding very rare but serious adverse events, including post-injection anaphylactic reaction and pulmonary oily microembolism. The letter also specified that the proposed REMS is not sufficient. In 2010, the Company met with the FDA to discuss the existing clinical data provided to the FDA as well as the potential path-forward. The Company is evaluating how best to address the concerns of the FDA and intends to have future dialogue with the agency regarding a possible regulatory pathway. The outcome of future communications with the FDA could have a material impact on (1) management's assessment of the overall probability of approval, (2) the timing of such approval, (3) the targeted indication or patient population and (4) the likelihood of additional clinical trials.

•

Octreotide, currently in Phase III clinical trials for the treatment of acromegaly, utilizes our patented Hydron® Polymer Technology to deliver six months of octreotide, a long-acting octapeptide that mimics the natural hormone somatostatin to block production of growth hormone (GH). Octreotide is also approved to treat symptoms associated with metastatic carcinoid tumors and vasoactive intestinal peptide secreting adenomas, which are gastrointestinal tumors. In February 2011, the FDA requested additional pre-clinical studies, including a carcinogenicity study, be completed prior to the submission of the NDA for the octreotide implant for the treatment of acromegaly. Although this development causes a delay of up to four years in the timing associated with regulatory approval, the Company intends to continue the development of this product and is encouraged by recent preliminary results from its Phase III study. In addition, the Company recently assessed all of its in-process research and development assets and concluded, separately, to discontinue development of its octreotide implant for the treatment of carcinoid syndrome due to recent market research that indicates certain commercial challenges, including the expected rate of physician acceptance and the expected rate of existing patients willing to switch therapies.

Management believes the Company's acquisition of Indevus is particularly significant because it reflects our commitment to expand our business beyond pain management into complementary medical areas where we believe we can be innovative and competitive.

The operating results of Indevus from February 23, 2009 to December 31, 2010 are included in the accompanying Consolidated Statements of Operations. The Consolidated Balance Sheets as of December 31, 2010 and December 31, 2009 reflect the acquisition of Indevus, effective February 23, 2009, the date the Company obtained control of Indevus. The acquisition date fair value of the total consideration transferred was $540.9 million, which consisted of the following (in thousands):

Fair Value of Consideration Transferred
Cash	$368,034
Contingent consideration	172,860

Total	$540,894

As of December 31, 2010 and 2009, the fair value of the Indevus contingent consideration is $7.1 million and $58.5 million, respectively.

The contingent consideration relates to the amounts payable under the AveedTM Contingent Cash Consideration Agreement and the Octreotide Contingent Cash Consideration Agreement. In the event that the Company receives an approval letter from the FDA with respect to the AveedTM NDA on or before the third anniversary of the time at which we purchased the Indevus Shares in the Offer, then the Company will, subject to the terms described below, (i) pay an additional $2.00 per Indevus Share to the former stockholders of Indevus, if such approval letter grants the right to market and sell AveedTM immediately and provides labeling for AveedTM that does not contain a "boxed warning" (AveedTM With Label) or alternatively, (ii) pay an additional $1.00 per Indevus Share, if such approval letter grants the right to market and sell AveedTM immediately and provides labeling for AveedTM that contains a "boxed warning" (AveedTM Without Label). In the event that either an AveedTM With Label approval or an AveedTM Without Label approval has not been obtained prior to the third anniversary of the closing of the Offer, then the Company will not pay, and the former Indevus stockholders will not receive, any payments under the AveedTM Contingent Cash Consideration Agreement.

Further, in the event that the AveedTM Without Label approval is received and subsequently, Endo and its subsidiaries publicly report audited financial statements which reflect cumulative net sales of AveedTM of at least $125.0 million for four consecutive calendar quarters on or prior to the fifth anniversary of the date of the first commercial sale of AveedTM (AveedTM Net Sales Event), then the Company will, subject to the terms described below, pay an additional $1.00 per Indevus Share to the former stockholders of Indevus. In the event that the AveedTM Net Sales Event does not occur prior to the fifth anniversary of the date of the first commercial sale of AveedTM then the Company will not pay, and former Indevus stockholders will not receive, any additional amounts under the AveedTM Contingent Cash Consideration Agreement.

The range of the undiscounted amounts the Company could pay under the AveedTM Contingent Cash Consideration Agreement is between $0 and approximately $175.0 million. The fair value of the contractual obligation to pay the AveedTM contingent consideration recognized on the Indevus Acquisition Date was $133.1 million. We determined the fair value of the obligation to pay the AveedTM contingent consideration based on a probability-weighted income approach. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. Under the AveedTM Contingent Cash Consideration Agreement, there are three scenarios that could potentially lead to amounts being paid to the former stockholders of Indevus. These scenarios are (1) obtaining an AveedTM With Label approval, (2) obtaining an AveedTM Without Label approval and (3) achieving the $125.0 million sales milestone on or prior to the fifth anniversary of the date of the first commercial sale of AveedTM should the AveedTM Without Label approval be obtained. The fourth scenario is AveedTM not receiving approval within three years of the closing of the Offer, which would result in no payment to the former stockholders of Indevus. Each scenario was assigned a probability based on the current regulatory status of AveedTM. The resultant probability-weighted cash flows were then discounted using a discount rate of U.S. Prime plus 300 basis points, which the Company believes is appropriate and is representative of a market participant assumption. The fair value of the contractual obligation to pay the AveedTM contingent consideration was $7.1 million and $7.5 million at December 31, 2010 and December 31, 2009, respectively. Future changes in any of our assumptions could result in further volatility to the estimated fair value of the acquisition-related contingent consideration. Such additional changes to fair value could materially impact our results of operations in future periods.

Similarly, in the event that an approval letter from the FDA is received with respect to an octreotide NDA (such approval letter, the Octreotide Approval) on or before the fourth anniversary of the closing of the Offer, then the Company will, subject to the terms described below, pay an additional $1.00 per Indevus Share to the former stockholders of Indevus (such payment, the Octreotide Contingent Cash Consideration Payment). In the event that an Octreotide Approval has not been obtained prior to the fourth anniversary of the closing of the Offer, then the Company will not pay, and the former Indevus stockholders shall not receive, the Octreotide Contingent Cash Consideration Payment.

The range of the undiscounted amounts the Company could pay under the Octreotide Contingent Cash Consideration Agreement is between $0 and approximately $91.0 million. The fair value of the octreotide contractual obligation to pay the contingent consideration recognized on the Indevus Acquisition Date was $39.8 million. We determined the fair value of the contractual obligation to pay the Octreotide Contingent Consideration Payment based on a probability-weighted income approach. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. Under the Octreotide Contingent Cash Consideration Agreement, the two scenarios that require consideration are (1) Octreotide Approval on or before the fourth anniversary of the closing of the Offer or (2) no Octreotide Approval on or before the fourth anniversary of the closing of the Offer. Each scenario was assigned a probability based on the current development stage of octreotide. The resultant probability-weighted cash flows were then discounted using a discount rate of U.S. Prime plus 300 basis points, which the Company believes is appropriate and is representative of a market participant assumption. The fair value of the contractual obligation to pay the octreotide contingent consideration was determined to be $0 at December 31, 2010 compared to $42.5 million at December 31, 2009. Future changes in any of our assumptions could result in further volatility to the estimated fair value of the acquisition-related contingent consideration. Such additional changes to fair value could materially impact our results of operations in future periods.

In addition to the potential contingent payments under the AveedTM Contingent Cash Consideration Agreement and the Octreotide Contingent Cash Consideration Agreement, the Company has assumed a pre-existing contingent consideration obligation relating to Indevus' acquisition of Valera Pharmaceuticals, Inc. (the Valera Contingent Consideration), which was consummated on April 18, 2007. The Valera Contingent Consideration entitles former Valera shareholders to receive additional Indevus Shares based on an agreed upon conversion factor if FDA approval of the octreotide implant for the treatment for acromegaly is achieved on or before April 18, 2012. Upon Endo's acquisition of Indevus, each Valera shareholder's right to receive additional Indevus Shares was converted into the right to receive $4.50 per Indevus Share that such former Valera shareholder would have received plus contractual rights to receive up to an additional $3.00 per Indevus Share that such former Valera shareholder would have received in contingent cash consideration payments under the AveedTM Contingent Cash Consideration Agreement and the Octreotide Contingent Cash Consideration Agreement. These amounts would only be payable to former Valera shareholders if there were Octreotide Approval. The range of the undiscounted amounts the Company could pay with respect to the Valera Contingent Consideration is between $0 and approximately $33.0 million.

The Company is accounting for the Valera Contingent Consideration in the same manner as if it had entered into that arrangement with respect to its acquisition of Indevus. Accordingly, the fair value of the Valera Contingent Consideration recognized on the Indevus Acquisition Date was $13.7 million. Fair value was estimated based on a probability-weighted discounted cash flow model, or income approach. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the Valera Contingent Consideration is estimated using the same assumptions used for the AveedTM Contingent Cash Consideration Agreement and Octreotide Contingent Cash Consideration Agreement, except that the probabilities associated with the Valera Contingent Consideration take into account the probability of obtaining the Octreotide Approval on or before the fourth anniversary of the closing of the Offer. This is due to the fact that the Valera Contingent Consideration will not be paid unless Octreotide for the treatment of acromegaly is approved prior to April 18, 2012. The fair value of the contractual obligation to pay the Valera Contingent Consideration was determined to be $0 at December 31, 2010 compared to $8.5 million at December 31, 2009. Future changes in any of our assumptions could result in further volatility to the estimated fair value of the acquisition-related contingent consideration. Such additional changes to fair value could materially impact our results of operations in future periods.

As of December 31, 2010, the fair value of the Indevus acquisition-related contingent consideration decreased by approximately $51.4 million from December 31, 2009, primarily due to management's current assessment that it will not be obligated to make contingent consideration payments based on the anticipated timeline for the NDA filing and FDA approval of octreotide for the treatment of acromegaly. The decrease in the liability was recorded as a gain and is included in the Acquisition-related items line item in the accompanying Consolidated Statements of Operations.

As of December 31, 2009, the fair value of the Indevus acquisition-related contingent consideration decreased by approximately $128.1 million from the acquisition date, primarily reflecting management's assessment of the decreased probability that we will be obligated to make contingent consideration payments under the AveedTM Contingent Cash Consideration Agreement within the specified contractual timeframe, as well as the anticipated timeline for the NDA filing and FDA approval of octreotide. The decrease in the liability was recorded as a gain and is included in the Acquisition-related items line item in the accompanying Consolidated Statements of Operations.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Indevus Acquisition Date (in thousands):

February 23, 2009
Cash and cash equivalents	$117,675
Accounts receivable	14,591
Inventories	17,157
Prepaid and other current assets	8,322
Property, plant and equipment	8,856
Other intangible assets	532,900
Deferred tax assets	167,749
Other non-current assets	1,331

Total identifiable assets	$868,581

Accounts payable	$(5,116)
Accrued expenses	(26,725)
Convertible notes	(72,512)
Non-recourse notes	(115,235)
Deferred tax liabilities	(210,647)
Other non-current liabilities	(18,907)

Total liabilities assumed	(449,142)

Net identifiable assets acquired	$419,439
Goodwill	$121,455

Net assets acquired	$540,894

The above estimated fair values of assets acquired and liabilities assumed are based on the information that was available as of the Indevus Acquisition Date. As of December 31, 2009, our measurement period adjustments were complete.

Of the $532.9 million of acquired intangible assets, $255.9 million was assigned to in-process research and development. The remaining $277.0 million has been assigned to license rights and is subject to a weighted average useful life of approximately 11 years.

The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in millions)	Amortization Period (in years)
In-Process Research & Development:
Valstar®(1)	$88.0	n/a
Aveed™(2)	100.0	n/a
Octreotide(3)	31.0	n/a
Pagoclone(4)	21.0	n/a
Pro2000(5)	4.0	n/a
Other	11.9	n/a

Total	$255.9	n/a

License Rights:
Hydron® Polymer	$22.0	10
Vantas®	36.0	10
Sanctura® Franchise	94.0	12
Supprelin® LA	124.0	10
Other	1.0	4

Total	$277.0	11

Total other intangible assets	$532.9

(1)

The FDA approved the sNDA for Valstar® subsequent to the Indevus Acquisition Date. Therefore, Valstar® was initially classified as in-process research and development and subsequently transferred to License Rights upon obtaining FDA approval and is being amortized over a 15 year useful life.

(2)	As a result of the FDA's complete response letter related to our filed NDA, we performed an impairment analysis during the fourth quarter ended December 31, 2009. We concluded there was a decline in the fair value of the indefinite-lived intangible. Accordingly, we recorded a $65.0 million impairment charge.
(3)	As part of our annual review of all in-process research and development assets, we conducted an in-depth review of both octreotide indications. This review covered a number of factors including the market potential of each product given its stage of development, taking into account, among other things, issues of safety and efficacy, product profile, competitiveness of the marketplace, the proprietary position of the product and its potential profitability. Our review resulted in no impact to the carrying value of our octreotide – acromegaly intangible asset. However, the analysis identified certain commercial challenges with respect to the octreotide – carcinoid syndrome intangible asset including the expected rate of physician acceptance and the expected rate of existing patients willing to switch therapies. Upon analyzing the Company's R&D priorities, available resources for current and future projects, and the commercial potential for octreotide – carcinoid syndrome, the Company has decided to discontinue development of octreotide for the treatment of carcinoid syndrome. As a result of the above developments, the Company recorded a pre-tax non-cash impairment charge of $22.0 million for the year ended December 31, 2010, to write-off, in its entirety, the octreotide – carcinoid syndrome intangible asset.
(4)	In May 2010, Teva terminated the development and licensing arrangement with us upon the completion of the Phase IIb study. We concluded there was a decline in the fair value of the indefinite-lived intangible asset. Accordingly, we recorded a $13.0 million impairment charge.
(5)	In December 2009, our Phase III clinical trials for Pro2000 provided conclusive results that the drug was not effective. We concluded there was no further value or alternative future uses associated with this indefinite-lived asset. Accordingly, we recorded a $4.0 million impairment charge to write-off the Pro2000 intangible asset in its entirety.

The fair value of the in-process research and development assets and License Rights assets, with the exception of the Hydron® Polymer Technology, were estimated using an income approach. Under this method, an intangible asset's fair value is equal to the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, the Company used probability-weighted cash flows discounted at rates considered appropriate given the inherent risks associated with each type of asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. Cash flows were generally assumed to extend either through or beyond the patent life of each product, depending on the circumstances particular to each product. The fair value of the Hydron® Polymer Technology was estimated using an income approach, specifically known as the relief from royalty method. The relief from royalty method is based on a hypothetical royalty stream that would be received if the Company were to license the technology. The Hydron® Polymer Technology is currently used in the following products: Vantas®, Supprelin® LA and octreotide. Thus, we derived the hypothetical royalty income from the projected revenues of those drugs. The fair value of the Hydron® Polymer Technology also includes an existing royalty payable by the Company to certain third party partners based on the net sales derived from drugs that use the Hydron® Polymer Technology. Discount rates applied to the estimated cash flows for all intangible assets acquired ranged from 13% to 20%, depending on the current stage of development, the overall risk associated with the particular project or product and other market factors. We believe the discount rates used are consistent with those that a market participant would use.

The $121.5 million of goodwill was assigned to our Branded Pharmaceuticals segment. The goodwill recognized is attributable primarily to the potential additional applications for the Hydron® Polymer Technology, expected corporate synergies, the assembled workforce of Indevus and other factors. None of the goodwill is expected to be deductible for income tax purposes.

The deferred tax assets of $167.7 million are related primarily to federal net operating loss and credit carryforwards of Indevus and its subsidiaries. The deferred tax liabilities of $210.6 million are related primarily to the difference between the book basis and tax basis of identifiable intangible assets.

During the years ended December 31, 2010 and 2009, we recorded $51.4 million and $93.1 million in income for Indevus acquisition-related items. These amounts are included Acquisition-related items in the accompanying Consolidated Statements of Operations and are comprised of the following items (in thousands):

	Acquisition-related items
	Year ended December 31, 2010	February 23, 2009 to December 31, 2009
Investment bank fees, includes Endo and Indevus	$—	$13,030
Legal, separation, integration, and other items	—	21,979
Changes in fair value of acquisition-related contingent consideration	(51,420)	(128,090)

Total	$(51,420)	$(93,081)

The amounts of revenue and net loss of Indevus included in the Company's Consolidated Statements of Operations for the year ended December 31, 2009 are as follows (dollars in thousands, except per share data):

February 23, 2009 to December 31, 2009
Revenue	$66,719
Net loss	$(107,779)
Basic and diluted loss per share	$(0.92)

The following supplemental pro forma information presents the financial results as if the acquisition of Indevus had occurred January 1, 2009 for the year ended December 31, 2009 and on January 1, 2008 for the year ended December 31, 2008. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition of Indevus been completed on January 1, 2009, nor are they indicative of any future results.

	Twelve Months Ended December 31,
	2009	2008
Pro forma consolidated results (in thousands, except per share data):
Revenue	$1,471,141	$1,326,717
Net income	$243,336	$192,826
Basic net income per share	$2.08	$1.56
Diluted net income per share	$2.07	$1.56

These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Indevus to reflect a different revenue recognition model, the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment, intangible assets, unfavorable leases and current and long-term debt, had been applied on January 1, 2009 or 2008, as applicable, together with the consequential tax effects.

HealthTronics, Inc.

On July 2, 2010 (the HealthTronics Acquisition Date), the Company completed its initial tender offer for all outstanding shares of common stock of HealthTronics and obtained effective control of HealthTronics. On July 12, 2010, Endo completed its acquisition of HealthTronics for approximately $214.8 million in aggregate cash consideration for 100% of the outstanding shares, at which time HealthTronics became a wholly-owned subsidiary of the Company. The HealthTronics Shares were purchased at a price of $4.85 per HealthTronics Share. In addition, Endo paid $40 million to retire HealthTronics debt that had been outstanding under its Senior Credit Facility. As a result of the acquisition, the HealthTronics Senior Credit Facility was terminated.

HealthTronics is a provider of healthcare services and manufacturer of medical devices, primarily for the urology community. The HealthTronics business and applicable services include:

Lithotripsy services.

HealthTronics provides lithotripsy services, which is a medical procedure where a device called a lithotripter transmits high energy shockwaves through the body to break up kidney stones. Lithotripsy services are provided principally through limited partnerships and other entities that HealthTronics manages, which use lithotripters. In 2009, physician partners used our lithotripters to perform approximately 50,000 procedures in the U.S. While the physicians render medical services, HealthTronics does not. As the general partner of limited partnerships or the manager of other types of entities, HealthTronics also provide services relating to operating its lithotripters, including scheduling, staffing, training, quality assurance, regulatory compliance, and contracting with payors, hospitals, and surgery centers.

Prostate treatment services.

HealthTronics provides treatments for benign and cancerous conditions of the prostate. In treating benign prostate disease, HealthTronics deploys three technologies in a number of its partnerships above: (1) photo-selective vaporization of the prostate (PVP), (2) trans-urethral needle ablation (TUNA), and (3) trans-urethral microwave therapy (TUMT). All three technologies apply an energy source which reduces the size of the prostate gland. For treating prostate and other cancers, HealthTronics uses a procedure called cryosurgery, a process which uses lethal ice to destroy tissue such as tumors for therapeutic purposes. In April 2008, HealthTronics acquired Advanced Medical Partners, Inc., which significantly expanded its cryosurgery partnership base. In July 2009, HealthTronics acquired Endocare, Inc., which manufactures both the medical devices and related consumables utilized by its cryosurgery operations and also provides cryosurgery treatments. The prostate treatment services are provided principally by using equipment that HealthTronics leases from limited partnerships and other entities that HealthTronics manages. Benign prostate disease and cryosurgery cancer treatment services are billed in the same manner as its lithotripsy services under either retail or wholesale contracts. HealthTronics also provides services relating to operating the equipment, including scheduling, staffing, training, quality assurance, regulatory compliance, and contracting.

Radiation therapy services.

HealthTronics provides image guided radiation therapy (IGRT) technical services for cancer treatment centers. Its IGRT technical services may relate to providing the technical (non-physician) personnel to operate a physician practice group's IGRT equipment, leasing IGRT equipment to a physician practice group, providing services related to helping a physician practice group establish an IGRT treatment center, or managing an IGRT treatment center.

Anatomical pathology services.

HealthTronics provides anatomical pathology services primarily to the urology community. HealthTronics has one pathology lab located in Georgia, which provides laboratory detection and diagnosis services to urologists throughout the United States. In addition, in July 2008, HealthTronics acquired Uropath LLC, now referred to as HealthTronics Laboratory Solutions, which managed pathology laboratories located at Uropath sites for physician practice groups located in Texas, Florida and Pennsylvania. Through HealthTronics Laboratory Solutions, HealthTronics continues to provide administrative services to in-office pathology labs for practice groups and pathology services to physicians and practice groups with its lab equipment and personnel at the HealthTronics Laboratory Solutions laboratory sites.

Medical products manufacturing, sales and maintenance.

HealthTronics manufactures and sells medical devices focused on minimally invasive technologies for tissue and tumor ablation through cryoablation, which is the use of lethal ice to destroy tissue, such as tumors, for therapeutic purposes. HealthTronics develops and manufactures these devices for the treatment of prostate and renal cancers and our proprietary technologies also have applications across a number of additional markets, including the ablation of tumors in the lung, liver metastases and palliative intervention (treatment of pain associated with metastases). HealthTronics manufactures the related spare parts and consumables for these devices. HealthTronics also sells and maintains lithotripters and related spare parts and consumables.

The acquisition of HealthTronics reflects Endo's desire to continue expanding our business beyond pain management into complementary medical areas where HealthTronics can be innovative and competitive. We believe this expansion will enable us to be a provider of multiple healthcare solutions and services that fill critical gaps in patient care.

The operating results of HealthTronics from July 2, 2010 are included in the accompanying Consolidated Statements of Operations. The Consolidated Balance Sheet as of December 31, 2010 reflects the acquisition of HealthTronics, effective July 2, 2010, the date the Company obtained control of HealthTronics.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the HealthTronics Acquisition Date (in thousands):

	July 2, 2010 (As initially reported)	Measurement period adjustments	July 2, 2010 (As Adjusted)
Cash and cash equivalents	$6,769	$—	$6,769
Accounts receivable	33,111	677	33,788
Other receivables	1,006	—	1,006
Inventories	12,399	—	12,399
Prepaid expenses and other current assets	5,204	—	5,204
Deferred income taxes	43,737	3,676	47,413
Property and equipment	30,687	—	30,687
Other intangible assets	65,866	8,458	74,324
Other assets	5,210	—	5,210

Total identifiable assets	$203,989	$12,811	$216,800

Accounts payable	$(3,084)	$—	$(3,084)
Accrued expenses	(11,551)	(8,659)	(20,210)
Deferred income taxes	(20,377)	(3,188)	(23,565)
Long-term debt	(44,751)	1,291	(43,460)
Other liabilities	(1,434)	(351)	(1,785)

Total liabilities assumed	$(81,197)	$(10,907)	$(92,104)

Net identifiable assets acquired	$122,792	$1,904	$124,696
Noncontrolling interests	$(60,119)	$(3,108)	$(63,227)
Goodwill	$152,170	$1,204	$153,374

Net assets acquired	$214,843	$—	$214,843

The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the HealthTronics Acquisition Date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values but the Company is waiting for additional information necessary to finalize those amounts, particularly with respect to the estimated fair value of noncontrolling interests and deferred income taxes. Thus, the provisional measurements of fair value reflected are subject to change. Such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the HealthTronics Acquisition Date.

The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in millions)	Amortization Period (in years)
Endocare Developed Technology	$46.3	10
HealthTronics Tradename	14.6	15
Service Contract	13.4	n/a

Total	$74.3	n/a

The fair value of the developed technology assets were estimated using an income approach. Under this method, an intangible asset's fair value is equal to the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, the Company used probability-weighted cash flows discounted at rates considered appropriate given the inherent risks associated with each type of asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. Cash flows were assumed to extend through the patent life of the purchased technology. The fair value of the HealthTronics Tradename was estimated using an income approach, specifically known as the relief from royalty method. The relief from royalty method is based on a hypothetical royalty stream that would be received if the Company were to license the HealthTronics Tradename. Thus, we derived the hypothetical royalty income from the projected revenues of HealthTronics' services.

HealthTronics has investments in partnerships and limited liability companies (LLCs) where we, as the general partner or managing member, exercise effective control. Accordingly, we consolidate various entities where we do not own 100% of the entity in accordance with the accounting consolidation principles. As a result, we are required to fair value the noncontrolling interests as part of our purchase price allocation. To calculate fair value, the Company used historical transactions which represented level 2 data points within the fair value hierarchy to calculate applicable multiples of each respective noncontrolling interest in the partnerships and LLCs.

The $153.4 million of goodwill was assigned to our Devices and Services segment, which was established in July 2010 pursuant to our acquisition of HealthTronics. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across the HealthTronics network of urology partnerships, expected corporate synergies, the assembled workforce of HealthTronics and other factors. Approximately $33.6 million of goodwill is expected to be deductible for income tax purposes.

The deferred tax assets of $47.4 million are related primarily to federal net operating loss and credit carryforwards of HealthTronics and its subsidiaries. The deferred tax liabilities of $23.6 million are related primarily to the difference between the book basis and tax basis of identifiable intangible assets.

The Company recognized $20.9 million of HealthTronics acquisition-related costs that were expensed for the twelve months ended December 31, 2010. These costs are included in the line item entitled "Acquisition-related items" in the accompanying Consolidated Statements of Operations and are comprised of the following items (in thousands):

Acquisition-related Costs
Twelve Months Ended December 31, 2010
Investment bank fees, includes Endo and HealthTronics	$2,017
Acceleration of outstanding HealthTronics stock-based compensation	7,924
Legal, separation, integration, and other costs	10,988

Total	$20,929

The amounts of revenue and net loss of HealthTronics included in the Company's Consolidated Statements of Operations from the HealthTronics Acquisition date to December 31, 2010 are as follows (in thousands, except per share data):

Revenue and Losses included in the Consolidated Statements of Operations from July 2, 2010 to December 31, 2010
Revenue	$102,144
Net loss attributable to Endo Pharmaceuticals Holdings Inc.	$(8,098)
Basic and diluted loss per share	$(0.07)

The following supplemental pro forma information presents the financial results as if the acquisition of HealthTronics had occurred on January 1, 2010 for the year ended December 31, 2010 and January 1, 2009 for the year ended December 31, 2009. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010 or January 1, 2009, nor are they indicative of any future results.

	Twelve Months Ended December 31,
	2010	2009
Pro forma consolidated results (in thousands, except per share data):
Revenue	$1,814,918	$1,646,171
Net income attributable to Endo Pharmaceuticals Holdings Inc	$264,165	$265,282
Basic earnings per share	$2.27	$2.27
Diluted earnings per share	$2.24	$2.26

These amounts have been calculated after applying the Company's accounting policies and adjusting the results of HealthTronics to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments primarily to property, plant and equipment, and intangible assets, had been applied on January 1, 2010 and 2009, as applicable, together with the consequential tax effects.

Penwest Pharmaceuticals Co.

On September 20, 2010 (the Penwest Acquisition Date), the Company completed its tender offer for the outstanding shares of common stock of Penwest, at which time Penwest became a majority-owned subsidiary of the Company. On November 4, 2010, we closed this acquisition immediately following a special meeting of shareholders of Penwest at which they approved the merger. We paid approximately $171.8 million in aggregate cash consideration. Penwest is now our wholly-owned subsidiary.

This transaction contributes to Endo's core pain management franchise and permits us to maximize the value of our oxymorphone franchise.

The operating results of Penwest from September 20, 2010 are included in the accompanying Consolidated Statements of Operations. The Consolidated Balance Sheet as of December 31, 2010 reflects the acquisition of Penwest, effective September 20, 2010, the date the Company obtained control of Penwest.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the Penwest Acquisition Date (in thousands):

	September 20, 2010 (As initially reported)	Measurement period adjustments	September 20, 2010 (As adjusted)
Cash and cash equivalents	$22,343	$—	$22,343
Marketable securities	800	—	800
Accounts receivable	10,885	(19)	10,866
Other receivables	132	(1)	131
Inventories	396	11	407
Prepaid expenses and other current assets	716	(223)	493
Deferred income taxes	27,175	3,003	30,178
Property and equipment	1,115	(200)	915
Other intangible assets	111,200	—	111,200
Other assets	2,104	—	2,104

Total identifiable assets	$176,866	$2,571	$179,437

Accounts payable	$(229)	$—	$(229)
Income taxes payable	(347)	187	(160)
Penwest shareholder liability	(20,815)	20,815	—
Accrued expenses	(1,455)	(87)	(1,542)
Deferred income taxes	(39,951)	(379)	(40,330)
Other liabilities	(4,403)	(118)	(4,521)

Total liabilities assumed	$(67,200)	$20,418	$(46,782)

Net identifiable assets acquired	$109,666	$22,989	$132,655
Goodwill	$37,952	$1,159	$39,111

Net assets acquired	$147,618	$24,148	$171,766

The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the Penwest Acquisition Date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values but the Company is waiting for additional information necessary to finalize those amounts, particularly with respect to intangible assets and deferred taxes. Thus, the provisional measurements of fair value reflected are subject to change. Such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the Penwest Acquisition Date.

The valuation of the intangible assets acquired and related amortization periods are as follows (in millions):

	Valuation	Amortization Period (in years)
In Process Research & Development:
Otsuka	$5.5	n/a
A0001	1.6	n/a

Total	$7.1	n/a

Developed Technology:
Opana® ER	$104.1	10

Total	$104.1	10

Total other intangible assets	$111.2	n/a

The fair values of the in-process research and development assets and developed technology asset were estimated using an income approach. To calculate fair value, the Company used probability-weighted cash flows discounted at rates considered appropriate given the inherent risks associated with the asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. Cash flows were assumed to extend through the patent life of our purchased technology.

The $39.1 million of goodwill was assigned to our Branded Pharmaceuticals segment. The goodwill recognized is attributable primarily to the control premium associated with our oxymorphone franchise and other factors. None of the goodwill is expected to be deductible for income tax purposes.

The deferred tax assets of $30.2 million are related primarily to federal net operating loss and credit carryforwards of Penwest. The deferred tax liabilities of $40.3 million are related primarily to the difference between the book basis and tax basis of the identifiable intangible assets.

The Company recognized $10.7 million of Penwest acquisition-related costs that were expensed for the twelve months ended December 31, 2010. These costs are included in the line item entitled "Acquisition-related items" in the accompanying Consolidated Statements of Operations and are comprised of the following items (in thousands):

Acquisition- related Costs
Twelve Months Ended December 31, 2010
Investment bank fees, includes Endo and Penwest	$3,865
Legal, integration, and other costs	6,815

Total	$10,680

Due to the pro forma impacts of eliminating the pre-existing intercompany royalties between Penwest and Endo, which were determined to be at fair value, we have not provided supplemental pro forma information as amounts are not material to the Consolidated Statements of Operations. We have also considered the impacts of Penwest, since the date we obtained a majority interest, on our Consolidated Statement of Operations and concluded amounts were not material.

Qualitest

On November 30, 2010 (the Qualitest Acquisition Date), Endo completed its acquisition of all of the issued and outstanding capital stock of Generics International (US Parent), Inc (Qualitest) from an affiliate of Apax Partners, L.P. for approximately $769.4 million. In addition, Endo paid $406.8 million to retire Qualitest's outstanding debt and related interest rate swap on November 30, 2010. In connection with the Qualitest acquisition, $108 million of the purchase price was placed into escrow. One of the escrow amounts is for $8 million and will be used to fund any working capital adjustments, as defined in the Qualitest Stock Purchase Agreement. We expect this escrow to be settled in 2011. There is also a $100 million escrow account that will be used to fund all claims arising out of or related to the Qualitest acquisition.

In connection with the $100 million escrow account, to the extent that we are able to realize tax benefits for costs that are funded by the escrow account, we will be required to share these tax benefits with Apax.

Qualitest is a manufacturer and distributor of generic drugs and over-the-counter pharmaceuticals throughout the United States. Qualitest's product portfolio is comprised of 175 product families in various forms including tablets, capsules, creams, ointments, suppositories, and liquids. This acquisition will enable us to gain critical mass in our generics business while strengthening our pain portfolio through a larger breadth of product offerings.

The operating results of Qualitest from November 30, 2010 to December 31, 2010 are included in the accompanying Consolidated Statements of Operations. The Consolidated Balance Sheet as of December 31, 2010 reflects the acquisition of Qualitest, effective November 30, 2010, the date the Company obtained control of Qualitest.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the Qualitest Acquisition Date (in thousands):

November 30, 2010
Cash and cash equivalents	$21,828
Accounts receivable	93,228
Other receivables	1,483
Inventories	95,000
Prepaid expenses and other current assets	2,023
Deferred income taxes	63,509
Property and equipment	135,807
Other intangible assets	843,000

Total identifiable assets	$1,255,878

Accounts payable	$(27,422)
Accrued expenses	(55,210)
Deferred income taxes	(207,733)
Long-term debt	(406,758)
Other liabilities	(9,370)

Total liabilities assumed	$(706,493)

Net identifiable assets acquired	$549,385
Goodwill	$219,986

Net assets acquired	$769,371

The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the Qualitest Acquisition Date. The Company believes that information provides a reasonable basis for estimating the fair values but the Company is waiting for additional information necessary to finalize those amounts. Thus, the provisional measurements of fair value reflected are subject to change. Such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the Qualitest Acquisition Date.

The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in millions)	Amortization Period (in years)
Developed Technology:
Hydrocodone and acetaminophen	$119.0	17
Oxycodone and acetaminophen	30.0	17
Promethazine	46.0	16
Isosorbide Mononitrate ER	42.0	16
Multi Vitamins	38.0	16
Trazodone	17.0	16
Butalbital, acetaminophen, and caffeine	25.0	16
Triprevifem	16.0	13
Spironolactone	13.0	17
Hydrocortisone	34.0	16
Hydrochlorothiazide	16.0	16
Controlled Substances	52.0	16
Oral Contraceptives	8.0	13
Others	162.0	17

Total	$618.0	16

In Process Research & Development:
Generics portfolio with anticipated 2011 launch	$63.0	n/a
Generics portfolio with anticipated 2012 launch	30.0	n/a
Generics portfolio with anticipated 2013 launch	17.0	n/a
Generics portfolio with anticipated 2014 launch	88.0	n/a

Total	$198.0	n/a

Tradename:
Qualitest tradename	$27.0	n/a

Total	$27.0	n/a

Total other intangible assets	$843.0	n/a

The fair value of the developed technology assets and in-process research and development assets were estimated using an income approach. Under this method, an intangible asset's fair value is equal to the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To calculate fair value, the Company used probability-weighted cash flows discounted at rates considered appropriate given the inherent risks associated with each type of asset. The Company believes that the level and timing of cash flows appropriately reflect market participant assumptions. Cash flows were assumed to extend through the patent life of the purchased technology. The fair value of the Qualitest Tradename was estimated using an income approach, specifically known as the relief from royalty method. The relief from royalty method is based on a hypothetical royalty stream that would be received if the Company were to license the Qualitest Tradename. Thus, we derived the hypothetical royalty income from the projected revenues of Qualitest.

The $220.0 million of goodwill was assigned to our Generics segment, which was established in November 2010 pursuant to our acquisition of Qualitest. The goodwill recognized is attributable primarily to expected purchasing, manufacturing and distribution synergies as well as their assembled workforce. Approximately $170.4 million of goodwill is expected to be deductible for income tax purposes.

The deferred tax assets of $63.5 million are related primarily to federal and state net operating loss and credit carryforwards of Qualitest and its subsidiaries. The deferred tax liabilities of $207.7 million are related primarily to the difference between the book basis and tax basis of identifiable intangible assets.

The Company recognized $38.8 million of Qualitest acquisition-related costs that were expensed for the twelve months ended December 31, 2010. These costs are included in the line item entitled "Acquisition-related items" in the accompanying Consolidated Statements of Operations and are comprised of the following items (in thousands):

Acquisition-related Costs
Twelve Months Ended December 31, 2010

Investment bank fees, includes Endo and Qualitest	$14,215
Legal, separation, integration, and other costs	24,572

Total	$38,787

The amounts of revenue and net loss of Qualitest included in the Company's Consolidated Statements of Operations from the Qualitest Acquisition date to December 31, 2010 are as follows (in thousands, except per share data):

Revenue and Net Loss included in the Consolidated Statements of Operations from November 30, 2010 to December 31, 2010
Revenue	$30,323
Net loss attributable to Endo Pharmaceuticals Holdings Inc.	$(3,056)
Basic and diluted net loss per share	$(0.03)

The following supplemental pro forma information presents the financial results as if the acquisition of Qualitest had occurred on January 1, 2010 for the year ended December 31, 2010 and January 1, 2009 for the year ended December 31, 2009. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010 or January 1, 2009, nor are they indicative of any future results.

	Twelve Months Ended December 31,
	2010	2009
Pro forma consolidated results (in thousands, except per share data):
Revenue	$2,038,761	$1,767,873
Net income attributable to Endo Pharmaceuticals Holdings Inc	$243,710	$257,511
Basic earnings per share	$2.10	$2.20
Diluted earnings per share	$2.07	$2.19

These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Qualitest to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments primarily to property, plant and equipment, and intangible assets, had been applied on January 1, 2010 and 2009, as applicable, together with the consequential tax effects.